Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash provided by (used in): Operating Activities
Net loss for the year	$ (8,048)	$ (21,687)
Adjustments for:
Share-based compensation	3,125	3,024
Employee future benefits	201	235
Employee future benefits plan contributions	(660)	(760)
Depreciation and amortization	5,064	4,544
Loss on decommissioning liabilities	390	218
Loss on sale of assets	1,365	623
Impairment charges on intangible assets and property, plant and equipment	1,484	1,151
Impairment loss on trade receivables	103	390
Unrealized gain on forward contracts	(324)	(151)
Equity in earnings of investment in joint venture	(201)	0
Total Adjustments	2,499	(12,413)
Changes in non-cash working capital:
Trade and other receivables	(9,387)	(771)
Inventories	(572)	(2,339)
Prepaid expenses and other current assets	930	(1,322)
Trade and other payables	6,857	1,010
Deferred revenue	(12,539)	14,536
Warranty provision	2,444	(2,605)
Changes in non-cash working capital:	(12,267)	8,509
Cash used in operating activities	(9,768)	(3,904)
Investing activities:
Additions to property, plant and equipment	(3,068)	(2,778)
Net proceeds on sale of property, plant and equipment and other	981	3,009
Additions to intangible assets	(3,376)	(4,103)
Net proceeds on sale of intangible assets	0	9,244
Purchase of non-controlling interest in subsidiary	(47)	0
Investment in associated companies	(972)	(180)
Cash provided by (used in) investing activities	(6,482)	5,192
Financing activities:
Non-dilutive equity financing	0	3,347
Net payment of finance lease liabilities	(607)	(1,042)
Net proceeds on issuance of share capital from private placement	0	28,199
Net proceeds on issuance of share capital from warrant exercises	2,025	0
Net proceeds on issuance of share capital from share option exercises	3,598	496
Cash provided by financing activities	5,016	31,000
Effect of exchange rate fluctuations on cash and cash equivalents held	(1,139)	291
Increase (decrease) in cash and cash equivalents	(12,373)	32,579
Cash and cash equivalents, beginning of year	72,628	40,049
Cash and cash equivalents, end of year	$ 60,255	$ 72,628